STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (627,579)	$ (1,101,125)	$ (1,394,596)	$ (1,929,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation		16,875	16,875
Non-cash option expense	2,438,983			14,853
Gain on deferred revenue write off	(2,998,242)
Loss on conversion of debt from a related party	387,500
Income tax provision	48,000	48,000	64,000	64,000
Loss on derivative liability	67,409
Gain on writeoff of accounts payable	(59,899)
Amortization of debt discount	31,103
Amortization of deferred financing cost	10,877
Change in assets and liabilities:
Accounts receivable	(302,884)	85,043	101,393	(26,952)
Inventory	(10,421)	25,297	26,445	12,334
Prepaid expenses and other assets	(74,227)	4,568	(2,327)	(6,345)
Accounts payable	72,459	63,624	(76,884)	155,022
Accrued compensation	(11,773)	153,357	199,997	367,390
Accrued interest payable	12,352
Deferred rent	(1,821)	(1,032)	(1,493)	14,066
Net cash used in operating activities	(1,018,163)	(705,393)	(1,066,590)	(1,335,549)
Cash flows from financing activities:
Gross proceeds from issuance of convertible note	1,000,000
Proceeds from issuance of note payable to related parties		350,000	450,000	260,000
Note payable from related party		(100,000)	(100,000)
Deposits received for stock purchase	8,332
Payments made for deferred financing cost	(135,000)
Proceeds from issuance of common stock	827,724	466,114	882,157	810,000
Net cash provided by financing activities	1,701,056	716,114	1,232,157	1,070,000
Net decrease in cash and cash equivalents	682,893	10,721	165,567	(265,549)
Cash and cash equivalents, beginning	216,913	51,346	51,346	316,895
Cash and cash equivalents, ending	899,806	62,067	216,913	51,346
Cash paid during the year ended December Thirty One:
Interest
Income taxes
Non-cash transactions:
Note payable to related party conversion into common stock				60,000
Conversion of related party notes to common stock	550,000
Debt discount due to derivative liability	295,773
Debt discount due to warrant issued with convertible note	246,905
Convertible note original issuance cost	150,000
Deferred financing cost due to derivative liability for warrant	$ 29,550